Shares to Be Issued (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Apr. 19, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock to be issued				$ 46,500		$ 27,500
Annual Salary		$ 479,738	$ 105,700	$ 940,162	$ 464,474	709,041	$ 572,683
Stock to be issued		$ 444,000				4,171,000	926,287
Consulting Service Agreement and Employment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock to be issued						$ 138,077	$ 101,577
TAAD [Member] | Fiscal Year Twenty Twenty Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock to be issued	50,000,000							5,000,000
Stock to be issued				15,000,000		15,000,000
TAAD [Member] | Fiscal Year Twenty Twenty One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock to be not issued		5,000,000		5,000,000
Jimmy Chan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock to be issued				$ 215,577		$ 110,577
Jimmy Chan [Member] | Fiscal Year Twenty Twenty Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock to be issued				37,500,000		37,500,000
Annual Salary	$ 250,000
Jimmy Chan [Member] | Fiscal Year Twenty Twenty Two [Member] | Mr Chan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquire percentage	10.00%
Jimmy Chan [Member] | Fiscal Year Twenty Twenty One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock to be not issued		50,000,000		50,000,000
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock to be issued		$ 262,077		$ 262,077
Employment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock to be issued						$ 138,077